DEBT FACILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
DEBT FACILITY
Debt facility	$ 32,400	$ 15,000
Long-term credit facility, average outstanding during period	20,304	15,000
Long-term credit facility, interest expense during period	1,401	1,016
Interest expense related to deferred financing cost	187	622
Bank Cash Requirement	10,000	10,000
Period during which company is restricted from acquiring capital assets over a threshold amount	6 months
Minimum [Member]
DEBT FACILITY
Long-term credit facility, interest rate above base rate	0.03%
Maximum [Member]
DEBT FACILITY
Long-term credit facility, interest rate above base rate	0.04%
Letter of Credit [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	4,000
Debt facility	1,864
Comerica Bank and Export Development Canada [Member]
DEBT FACILITY
Long-term credit facility, borrowing capacity	40,000
Debt facility	$ 32,400	$ 15,000